Financial Asset Investments - Summary of Financial Asset Investments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of financial assets [abstract]
Beginning balance	₨ 695	$ 10	₨ 432
Changes in fair value	900	14	263
Ending balance	₨ 1,595	$ 24	₨ 695